Report of Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Effect on CSM
+100 basis point parallel shift in yield curves	$ 83		$ (92)
-100 basis point parallel shift in yield curves	(217)		(390)
+100 basis point shift in credit spreads	(84)		(884)
-100 basis point shift in credit spreads	60		806
10% increase in growth assets | £		£ 73		£ 436
10% decrease in growth assets | £		(79)		(507)
10% appreciation in US dollar exchange rate against local functional currency	17		24
10% depreciation in US dollar exchange rate against local functional currency	(3)		(35)
Effect on profit after tax1
+100 basis point parallel shift in yield curves	(155)		66
-100 basis point parallel shift in yield curves	(249)		(137)
+100 basis point shift in credit spreads	(907)		(11)
-100 basis point shift in credit spreads	876		104
10% increase in growth assets | £		467		78
10% decrease in growth assets | £		(514)		(85)
10% appreciation in US dollar exchange rate against local functional currency3	71		(1)
10% depreciation in US dollar exchange rate against local functional currency3	(26)		(3)
Effect on total equity
+100 basis point parallel shift in yield curves	52		32
-100 basis point parallel shift in yield curves	(186)		(103)
+100 basis point shift in credit spreads	(115)		(45)
-100 basis point shift in credit spreads	91		138
10% increase in growth assets | £		73		78
10% decrease in growth assets | £		£ (79)		£ (85)
10% appreciation in US dollar exchange rate against local functional currency	17		(1)
10% depreciation in US dollar exchange rate against local functional currency	$ (3)		$ (3)